Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Comprehensive Income [Abstract]
Net earnings	$ 1,380,571	$ 900,416	$ 193,030
Other comprehensive income (loss):
Net unrealized (loss) income on hedging derivatives, net of income taxes of ($2,600), $1,500 and ($5,600) for 2017, 2016 and 2015, respectively	(4,523)	2,570	(9,498)
Reclassification adjustment for loss on settlement of hedging derivatives included in net earnings, net of income taxes of $400, $5,800 and $3,500 for 2017, 2016 and 2015, respectively	973	9,880	5,798
Foreign currency translation gain (loss), net of income taxes of $0 for 2017, 2016 and 2015	68,657	25,495	(205,397)
Adjustment to early retiree medical plan, net of income taxes of ($767), ($1,291) and $127 for 2017, 2016 and 2015, respectively	(1,530)	(3,589)	1,485
Reclassification adjustment for gain on early retiree medical plan included in net earnings, net of income taxes of ($279), ($309) and ($414) for 2017, 2016 and 2015, respectively	(415)	(837)	(742)
Other, net of income taxes of $0, $0 and $1,500 for 2017, 2016 and 2015, respectively			2,700
Net current-period other comprehensive (loss) income	63,162	33,519	(205,654)
Comprehensive income (loss)	1,443,733	933,935	(12,624)
Comprehensive income attributable to noncontrolling interests	(61,883)	(104,145)	(112,306)
Comprehensive income (loss) attributable to Nucor stockholders	$ 1,381,850	$ 829,790	$ (124,930)